FACTORED ACCOUNTS AND RECEIVABLES (Detail) - USD ($)		1 Months Ended
	Sep. 30, 2015	Sep. 30, 2013	Aug. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Accounts receivable, inventory advances and due from factor
Non-recourse receivables assigned to factor			$ 11,331,000	$ 14,314,000		$ 15,456,000
Client recourse receivables			517,000	1,919,000		55,000
Total receivables assigned to factor			11,848,000	16,233,000		15,511,000
Allowance for customer credits			(3,330,000)	(5,128,000)		(1,767,000)
Factor accounts receivable, net of allowance			8,518,000	11,105,000		13,744,000
Non-factored accounts receivable			1,101,000	2,123,000		3,702,000
Allowance for customer credits			(788,000)	(766,000)		(253,000)
Allowance for doubtful accounts			(171,000)	(78,000)		(30,000)
Accounts receivable, net of allowance			142,000	1,279,000		3,419,000
Risk of payment in the event of non-payment by the customers			517,000	1,919,000		55,000
Factoring rate of accounts for which the entity bore the credit risk (as a percent)		0.35%
Cash and cash equivalents			368,000	$ 1,054,000	$ 964,000	$ 785,000	$ 13,426,000	$ 12,690,000
Amended And Restated Factoring Agreement
Accounts receivable, inventory advances and due from factor
Required notice period for termination of the agreement by factor	60 days
Factoring rate of accounts for which the factor bore the credit risk, over a specified amount of invoices factored (as a percent)	0.50%
Factoring rate of accounts for which the entity bore the credit risk (as a percent)	0.35%
Minimum factoring rate payable per invoice	$ 3.50
Required written notice period for termination of the agreement prior to September 30, 2018	60 days
Revolving Credit Agreement, dated as of September 30, 2013
Accounts receivable, inventory advances and due from factor
Available borrowing under facility			$ 11,000,000